Financial income and expense (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of Financial income and expense [Abstract]
Finance income	₨ 1		$ 0	₨ 13		₨ 0
Interest expense on lease obligations	336	[1]	4	299	[1]	250	[1]
Interest expense on pension liabilities	13		0	2		2
Interest expense on borrowings	3,614	[1]	38	2,443	[1]	1,952	[1]
Finance expense	(3,963)			(2,744)		(2,204)
Net finance income / (expense)	₨ (3,962)		$ (42)	₨ (2,731)		₨ (2,204)

[1]	interest expense calculated using the effective interest method.